SmartETFs Sustainable Energy II ETF

Schedule of Investments

at March 31, 2025 (Unaudited)

Shares	Common Stocks: 94.5%	Value
	Electrification: 22.2%
2,028	Amphenol Corp	$133,016
1,828	Aptiv PLC*	108,766
4,086	Infineon Technologies AG	134,285
5,896	Johnson Matthey PLC	100,842
462	LG Chem Ltd.	76,797
610	NXP Semiconductors NV	115,937
1,990	ON Semiconductor Corporation*	80,973
3,546	Sensata Technologies Holding	86,061
		836,677
	Energy Efficiency: 14.9%
2,918	Ameresco Inc.*	35,249
460	Hubbell Inc.	152,219
588	Installed Building Products Inc	100,818
694	Owens Corning	99,117
510	Trane Technologies PLC	171,829
		559,232

	Renewable Energy Generation: 19.4%
119,994	China Longyuan Power Group Corp Ltd.	96,069
13,064	Iberdrola SA	211,034
2,640	Nextera Energy Inc.	187,150
1,918	Ormat Technologies Inc.	135,737
2,330	Orsted AS	101,776
		731,766

	Renewable Equipment Manufacturing: 38.1%
5,624	Canadian Solar Inc.*	48,648
288	Carlisle Cos Inc	98,064
574	Eaton Corp. PLC	156,030
966	Enphase Energy Inc.*	59,940
708	First Solar Inc.*	89,512
1,385	Itron Inc.*	145,093
1,738	Legrand SA	182,735
784	Schneider Electric SE	178,653
802	Siemens AG	183,752
3,294	Spie SA	140,115
6,016	Vestas Wind Systems A/S	82,758
178,000	Xinyi Solar Holdings Ltd.	68,624
		1,433,924

	Total Common Stocks (Cost $4,408,396)	3,561,599

	Total Investments (Cost $4,408,396): 94.6%	3,561,599
	Other Assets in Excess of Liabilities: 5.4%	203,692
	Total Net Assets - 100.0%	$3,765,291

*	Non-income producing security.

PLC - Public Limited Company